Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-06 - Fidelity Managed Retirement 2015 Fund	Class K Return Before Taxes Past 1 year	Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNI Past 1 year	IXZNI Since Inception
Total	11.00%	11.22%	[1]	7.51%	6.39%	[1]	10.61%	10.57%	[1]

[1]	(a)From August 1, 2019